Discontinued operations and assets held for sale - Summary income statement (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Summary income statement and comprehensive income, discontinued operations [line items]
Share of post-tax results of joint ventures and associates		£ 40	£ 49		£ 63
Gain on disposal of UK Gas Distribution after tax					5,321
Total profit after tax from discontinued operations		12	2		5,984
Items that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations		68	1,313	[1]	423
Tax on items that will never be reclassified to profit or loss		(15)	(530)	[1]	(277)
Total items that will never be reclassified to profit or loss		47	783	[1]	146
Items that may be reclassified subsequently to profit or loss:
Net losses in respect of cash flow hedges		(147)	19	[1]	70
Transferred to profit or loss in respect of cash flow hedges		41	(3)	[1]	(6)
Share of other comprehensive income of associates, net of tax		1	0	[1]	0
Tax on items that may be reclassified subsequently to profit or loss		12	33	[1]	(34)
Total items from discontinued operations that may be reclassified subsequently to profit or loss		256	(559)	[1]	432
Other comprehensive income for the year, net of tax		339	371	[1]	620
Total comprehensive income for the year		1,853	3,922	[1]	8,414
Impairment charge against investment in Quadgas		43	213
Sales price consideration					7,494
Transaction costs					1,837
Tax credit					312
Net assets on disposal					648
Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue		0	0		1,887
Operating costs		(1)	(41)		(993)
Operating (loss)/profit		(1)	(41)		894
Net finance income/(costs)		23	137		(152)
Share of post-tax results of joint ventures and associates		(5)	(89)		0
Profit before tax from discontinued operations		17	7		742
Tax from discontinued operations		(5)	(5)		(79)
Profit after tax from discontinued operations		12	2		663
Gain on disposal of UK Gas Distribution after tax		0	0		5,321
Total profit after tax from discontinued operations		12	2		5,984
Items that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations		0	0		(75)
Share of other comprehensive income of associate, net of tax		36	142		0
Tax on items that will never be reclassified to profit or loss		0	0		13
Total items that will never be reclassified to profit or loss		36	142		(62)
Items that may be reclassified subsequently to profit or loss:
Net losses in respect of cash flow hedges		0	0		(106)
Transferred to profit or loss in respect of cash flow hedges		0	0		233
Share of other comprehensive income of associates, net of tax		0	5		0
Tax on items that may be reclassified subsequently to profit or loss		0	0		(23)
Total items from discontinued operations that may be reclassified subsequently to profit or loss		0	5		104
Other comprehensive income for the year, net of tax		36	147		42
Total comprehensive income for the year		48	149		£ 6,026
UK Gas Distribution | Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Operating costs			£ (41)
Quadgas HoldCo Limited
Items that may be reclassified subsequently to profit or loss:
Impairment charge against investment in Quadgas	£ 213	43
Share of post-tax results of associates		£ 38

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).